Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Key management personnel
Related party transactions
Key management personnel compensation

	June 30,	June 30,
	2023	2022
	£ 000	£ 000
Salaries and other short term employee benefits	460	629
Payments to defined contribution pension schemes	7	8
Share-based payments	56	79
	523	716